Operating Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Operating Segment Information
12.	OPERATING SEGMENT INFORMATION

(1)
The Company determined its operating segments based on business activities with discrete financial information regularly reported through the Company’s internal reporting protocols to the Company’s chief operating decision maker. The Company only has wafer fabrication operating segment as the single reporting segment. The primary operating activity of the wafer fabrication segment is the manufacture of chips to the design specifications of our customers by using our own proprietary processes and techniques. There was no material difference between the accounting policies of the operating segment and those described in Note 4. Please refer to the Company’s consolidated financial statements for the related segment revenue and operating results.

(2)	Geographic non-current assets information

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$158,066,796	$143,009,330
Singapore	55,322,448	107,247,569
China (includes Hong Kong)	33,424,815	38,271,386
Japan	13,415,669	12,235,336
Others	76,508	61,643

Total	$260,306,236	$300,825,264

Non-current
assets include property, plant and equipment,
right-of-use
assets, intangible assets, prepayment for equipment and other noncurrent assets.

(3)	Major customers
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022		2023	2024
	NT$		NT$	NT$
	(In Thousands)		(In Thousands)	(In Thousands)
Customer A	N/A (Note	)	N/A (Note)	$24,180,535

Customer B	N/A (Note	)	$29,242,973	N/A (Note	)

Note: The sales amount is less than
10
% of the Company’s operating revenues.